Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 03, 2019
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	May 03, 2019
Document Effective Date	May 03, 2019
Prospectus Date	Apr. 30, 2019
Class I Prospectus | Alger Mid Cap Focus Fund | Class I
Prospectus:
Trading Symbol	AFOIX
Class Z Prospectus | Alger Mid Cap Focus Fund | Class Z
Prospectus:
Trading Symbol	AFOZX